Business Combinations (Narrative) (Details) (CJOL [Member]) In Thousands, unless otherwise specified	Jun. 20, 2014 USD ($)	Jun. 20, 2014 CNY
Business Acquisition [Line Items]
Total consideration	$ 15,720	96,804
Acquired assets and liabilities as well as the noncontrolling interests of CJOL at their historical carrying amounts		75,753